NET INCOME PER SHARE AND NET INCOME ATTRIBUTABLE TO ORDINARY SHAREHOLDERS	12 Months Ended
Dec. 31, 2020
NET INCOME/(LOSS) PER SHARE AND NET (LOSS)/INCOME ATTRIBUTABLE TO ORDINARY SHAREHOLDERS
NET INCOME/(LOSS) PER SHARE AND NET (LOSS)/INCOME ATTRIBUTABLE TO ORDINARY SHAREHOLDERS

13.     NET INCOME/(LOSS) PER SHARE AND NET (LOSS)/INCOME ATTRIBUTABLE TO ORDINARY SHAREHOLDERS

As described in Note 1, Yiren Digital acquired the Acquired Businesses which were accounted for as an acquisition under common control. Part of the transaction price included issuance of 61,981,412 ordinary shares by the Group. For purposes of calculating net income/(loss) per share, the weighted average shares prior to the acquisitions have been retroactively adjusted to give effect to the acquisitions for all historical periods presented.

The basic and diluted net income/(loss) per share for each of the years presented are calculated as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Numerator:
Net income/(loss)	1,579,810	1,155,611	(692,748)
Denominator:
Weighted average number of ordinary shares outstanding, basic	184,225,643	185,219,586	180,301,898
Plus incremental weighted average ordinary shares from assumed vesting of RSUs using the treasury stock method(i)	2,044,872	1,315,878	—
Weighted average number of ordinary shares outstanding, diluted	186,270,515	186,535,464	180,301,898

Basic net income/(loss) per share	8.5754	6.2391	(3.8422)
Diluted net income/(loss) per share	8.4813	6.1951	(3.8422)
(i)	As of December 31, 2020, there were 592,249 RSUs, which were excluded from the computation of diluted net income/(loss) per share because their effect was anti-dilutive.